BPV FAMILY OF FUNDS

December 3, 2015

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of the BPV High Quality Short Duration Income Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on November 30, 2015.

If you have any questions concerning the foregoing, please call the undersigned at 865-243-8000.

Sincerely,
BPV Family of Funds

/s/ Michael R. West

Michael R. West
President

cc:	Jeffrey T. Skinner, Esq. Kilpatrick Townsend & Stockton LLP 1001 West Fourth Street Winston-Salem, North Carolina 27101